Stockholder's Equity - Changes in the Number of Ordinary Shares Outstanding and Treasury Shares Held by the Company (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2017
Shares Outstanding [Abstract]
Beginning balance	80,462,759	79,672,308
Common stock issued	14,559,708	1,101,603
Purchase of common stock	(346,860)	(311,152)
Ending balance	94,675,607	80,462,759
Shares Held as Treasury Shares [Abstract]
Beginning balance	2,767,335	2,608,068
Purchase of common stock	346,860	311,152
Retirement of common stock	(281,188)	(151,885)
Ending balance	2,833,007	2,767,335
Common stock, shares issued	97,508,614	83,230,094	40,800,000